Capital Stock	12 Months Ended
Dec. 27, 2014
Equity [Abstract]
Capital Stock Disclosure
Capital Stock
Our Amended and Restated Articles of Incorporation authorize the issuance of up to 5.0 billion shares of common stock and 500 million shares of preferred stock.
Shares of common stock issued, in treasury and outstanding were:

	Shares Issued	Treasury Shares	Shares Outstanding
Consummation of Spin-Off on October 1, 2012	592,257,298	—	592,257,298
Exercise of stock options, issuance of other stock awards and other	526,398	(19,988)	506,410
Balance at December 29, 2012	592,783,696	(19,988)	592,763,708
Exercise of stock options, issuance of other stock awards and other	4,059,753	(589,011)	3,470,742
Balance at December 28, 2013	596,843,449	(608,999)	596,234,450
Shares of common stock repurchased	—	(13,073,863)	(13,073,863)
Exercise of stock options, issuance of other stock awards and other	4,559,367	(388,010)	4,171,357
Balance at December 27, 2014	601,402,816	(14,070,872)	587,331,944

At December 27, 2014, we had approximately 0.3 million shares of restricted stock outstanding that were issued to current and former employees. There were no preferred shares issued or outstanding at December 27, 2014, December 28, 2013 or December 29, 2012.
On December 17, 2013, our Board of Directors authorized a $3.0 billion share repurchase program with no expiration date. Under the share repurchase program, we are authorized to repurchase shares of our common stock in the open market or in privately negotiated transactions. The timing and amount of share repurchases are subject to management's evaluation of market conditions, applicable legal requirements, and other factors. We are not obligated to repurchase any shares of our common stock and may suspend the program at our discretion. In 2014, we repurchased approximately 13.1 million shares in the aggregate for approximately $746 million under this program. Approximately $6 million of the $746 million was accrued at December 27, 2014 and settled in the subsequent month. No shares were repurchased under this program in 2013.